Schedule of Equipment and Furnishings (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment and furnishings	$ 48,742	$ 59,728
Less — accumulated depreciation	(30,196)	(26,944)
Equipment and furnishings, net	$ 18,546	$ 32,784